Segment information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating segments
Revenue	€ 267,633	€ 266,765	€ 256,127
Segment Adjusted EBITDA	€ 44,217	€ 42,784	€ 41,530
Segment Adjusted EBITDA %	16.50%	16.00%	16.20%
Segment Adjusted EBIT	€ 23,143	€ 21,778	€ 20,813
Segment Adjusted EBIT %	8.60%	8.20%	8.10%
Materialise Medical
Operating segments
Revenue	€ 134,239	€ 116,358	€ 101,376
Segment Adjusted EBITDA	€ 42,983	€ 35,562	€ 26,544
Segment Adjusted EBITDA %	32.00%	30.60%	26.20%
Segment Adjusted EBIT	€ 36,635	€ 29,202	€ 20,807
Segment Adjusted EBIT %	27.30%	25.10%	20.50%
Materialise Software
Operating segments
Revenue	€ 40,907	€ 43,899	€ 44,442
Segment Adjusted EBITDA	€ 5,469	€ 5,562	€ 7,450
Segment Adjusted EBITDA %	13.40%	12.70%	16.80%
Segment Adjusted EBIT	€ 2,487	€ 2,141	€ 3,992
Segment Adjusted EBIT %	6.10%	4.90%	9.00%
Materialise Manufacturing
Operating segments
Revenue	€ 92,486	€ 106,508	€ 110,310
Segment Adjusted EBITDA	€ (4,236)	€ 1,660	€ 7,537
Segment Adjusted EBITDA %	(4.60%)	1.60%	6.80%
Segment Adjusted EBIT	€ (15,980)	€ (9,565)	€ (3,986)
Segment Adjusted EBIT %	(17.30%)	(9.00%)	(3.60%)